Advances for vessel acquisitions and Vessels, net (Schedule of Vessels, net in the accompanying consolidated balance sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vessel Cost
Beginning balance	$ 810,429	$ 872,431
Vessels additions and improvements	358,504	1,106
Reclassification to Vessels	1,370	441
Vessel disposals	(29,175)	(16,120)
Vessels contributed to OceanPal		(47,429)
Ending balance	1,141,128	810,429
Accumulated Depreciation
Beginning balance	(166,979)	(156,253)
Vessel disposals	12,453	7,110
Vessels contributed to OceanPal		17,127
Depreciation for the year	(36,986)	(34,963)
Ending balance	(191,512)	(166,979)
Net Book Value
Beginning balance	643,450	716,178
Vessels additions and improvements	358,504	1,106
Reclassification to Vessels	1,370	441
Vessel disposal	(16,722)	(9,010)
Vessels contributed to OceanPal		(30,302)
Depreciation for the year	(36,986)	(34,963)
Ending balance	$ 949,616	$ 643,450